Derivative Financial Instruments - Cash Flow Hedges (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) derivative	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) derivative	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) derivative	Dec. 31, 2014 USD ($) derivative
Cash Flow Hedges
Effect of cash flow hedging relationships
Pretax gain (loss) recognized in OCI on derivatives (effective portion)	$ 1,545	$ (819)	$ 917	$ (550)	$ 1,684	$ (1,404)
Pretax loss reclassified from accumulated other comprehensive income into income				457	(387)
Interest rate swaps
Cash flow hedges
Recognized expenses related to the ineffective portion	0	0	0	0	100	0
Fair value gains					1,200	300
Interest rate swaps | Cash Flow Hedges
Cash flow hedges
Net interest expense on derivative	$ 800	$ 1,000	$ 2,500	$ 3,000	$ 3,900	$ 4,000
Minimum | Interest rate swaps | Cash Flow Hedges
Cash flow hedges
Fixed interest rate (as a percent)	2.98%		2.98%		2.98%	2.98%
Maximum | Interest rate swaps | Cash Flow Hedges
Cash flow hedges
Fixed interest rate (as a percent)	3.03%		3.03%		3.03%	3.03%
Derivatives designated as hedging instruments | Interest rate swaps
Cash flow hedges
Notional amounts	$ 202,394		$ 202,394		$ 232,867	$ 284,121
Derivatives designated as hedging instruments | Interest rate swaps | Cash Flow Hedges
Cash flow hedges
Number of derivatives carried | derivative	2		2		2	2
Notional amounts	$ 150,000		$ 150,000		$ 150,000	$ 150,000
Fair value losses	$ 5,600		$ 5,600		$ 6,600	$ 7,700